Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified											3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Verso Paper Finance Holdings LLC	Dec. 31, 2013 Verso Paper Finance Holdings LLC	Dec. 31, 2012 Verso Paper Finance Holdings LLC	Dec. 31, 2010 Verso Paper Finance Holdings LLC	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC		Dec. 31, 2012 11.75% Senior Secured Notes VERSO PAPER HOLDINGS LLC		Mar. 31, 2014 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 11.75% Secured Notes VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC		Dec. 31, 2012 8.75% Second Priority Senior Secured Notes VERSO PAPER HOLDINGS LLC		Mar. 31, 2014 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 Second Priority Senior Secured Floating Rate Notes VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 11.38% Senior Subordinated Notes VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Senior Unsecured Term Loan Verso Paper Finance Holdings LLC	Dec. 31, 2012 Senior Unsecured Term Loan Verso Paper Finance Holdings LLC	Mar. 31, 2014 Loan from Verso Paper Holdings LLC Verso Paper Finance Holdings LLC	Dec. 31, 2013 Loan from Verso Paper Holdings LLC Verso Paper Finance Holdings LLC	Dec. 31, 2010 Loan from Verso Paper Holdings LLC Verso Paper Finance Holdings LLC	Mar. 31, 2014 Chase NMTC Verso Investment Fund, LLC VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Chase NMTC Verso Investment Fund, LLC VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 Chase NMTC Verso Investment Fund, LLC VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 VERSO PAPER HOLDINGS LLC Verso Paper Finance Holdings LLC	Dec. 31, 2013 VERSO PAPER HOLDINGS LLC Verso Paper Finance Holdings LLC	Dec. 31, 2012 VERSO PAPER HOLDINGS LLC Verso Paper Finance Holdings LLC	Mar. 31, 2014 Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Dec. 31, 2013 Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Dec. 31, 2012 Revolving Credit Facilities VERSO PAPER HOLDINGS LLC	Mar. 31, 2014 Intercompany Eliminations [Member]	Dec. 31, 2013 Intercompany Eliminations [Member]	Dec. 31, 2012 Intercompany Eliminations [Member]
Debt Instrument [Line Items]
Original Maturity																																									May 04, 2017	May 04, 2017
Original Maturity											Jan. 15, 2019	Jan. 15, 2019	[1]			Jan. 15, 2019	Jan. 15, 2019		Feb. 01, 2019	Feb. 01, 2019	[2]			Aug. 01, 2014	Aug. 01, 2014		Aug. 01, 2016	Aug. 01, 2016		Feb. 01, 2013		Dec. 29, 2040	Dec. 29, 2040		Dec. 29, 2040	Dec. 29, 2040
Interest rate																																									3.46%	0.00%
Interest rate											11.75%	11.75%	[1]			11.75%	11.75%		8.75%	8.75%	[2]						11.38%	11.38%				6.50%	6.50%	6.50%	6.50%	6.50%
Interest rate																								3.99%	3.99%					0.00%
Balance		$ 1,235,167	$ 1,248,458					$ 1,369,473	$ 1,271,782	$ 1,187,052	$ 425,727	$ 426,076	[1]	$ 341,493	[1]	$ 271,573	$ 271,573	$ 271,573	$ 395,058	$ 395,018	[2]	$ 394,871	[2]	$ 13,310	$ 13,310	$ 13,310	$ 142,500	$ 142,500	$ 142,500	$ 0	$ 93,212				$ 23,305	$ 23,305	$ 23,305				$ 98,000	$ 0	$ 0
Loan from Verso Paper Holdings LLC				23,305	23,305	23,305	23,305
Fair Value	1,106,842	849,458						1,139,231	880,749		457,163	448,341	[1]	361,388	[1]	252,590	206,629	198,248	212,335	130,363	[2]	159,960	[2]	9,084	7,986	9,650	86,754	64,125	58,995	0	91,348				23,305	23,305	23,305	23,305	23,305	23,305	98,000	0	0	(46,610)	(46,610)	(46,610)
Fair Value		849,458	871,258						880,749	811,546
Less loans from affiliates																																												(46,610)	(46,610)	(46,610)
Less current maturities of long-term debt	(13,310)	(13,310)	(8,501)					(13,310)	(13,310)	0
Less current maturities of long-term debt, Fair value	$ (9,084)	$ (7,986)	$ (8,331)

[1]	Par value of $417,882 on December 31, 2013 and $345,000 on December 31, 2012
[2]	Par value of $396,000 on December 31, 2013 and 2012.